CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current:
Intangible assets	€ 12,505	€ 12,639
Goodwill	4,600	4,623
Property, plant and equipment	5,201	5,248
Non-current derivative assets	191	226
Deferred tax assets	21	60
Other non-current assets	252	534
Total non-current assets	22,770	23,330
Current:
Current derivative assets	257	150
Current tax assets	85	46
Inventories	1,380	1,157
Amounts receivable from related parties	139	143
Trade accounts receivable	2,466	2,305
Other current assets	479	271
Assets held for sale	94	223
Short-term investments	256	58
Cash and cash equivalents	1,387	1,407
Total current assets	6,543	5,760
Total assets	29,313	29,090
Non-current:
Borrowings, less current portion	10,571	11,790
Employee benefit liabilities	108	138
Non-current provisions	55	48
Non-current derivative liabilities	187	47
Deferred tax liabilities	3,513	3,617
Non-current tax liabilities	82	110
Other non-current liabilities	37	37
Total non-current liabilities	14,553	15,787
Current:
Current portion of borrowings	1,336	1,350
Current portion of employee benefit liabilities	8	10
Current provisions	115	86
Current derivative liabilities	76	19
Current tax liabilities	241	181
Amounts payable to related parties	485	210
Trade and other payables	5,052	4,237
Total current liabilities	7,313	6,093
Total liabilities	21,866	21,880
EQUITY
Share capital	5	5
Share premium	234	220
Merger reserves	287	287
Other reserves	(507)	(156)
Retained earnings	7,428	6,677
Equity attributable to shareholders	7,447	7,033
Non-controlling interest	0	177
Total equity	7,447	7,210
Total equity and liabilities	€ 29,313	€ 29,090